Form N-1A Supplement	Nov. 14, 2025
BNY Mellon S&P 500 Index Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	BNY Mellon S&P 500 Index Fund Supplement to Current Summary Prospectus and Prospectus